Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Debt

Debt consisted of the following:

	September 30, 2024	December 31, 2023
Short-term debt - unaffiliated:
Yorkville - PPA (measured at fair value)	$-	$17,223
Yorkville - convertible promissory note (measured at fair value)	3,695	-
Short-term debt - other	-	2,108
Total short-term debt - unaffiliated	3,695	19,331
Short-term debt - related parties:
C.V. Starr Bridge Loan, net of discount	5,640	5,523
RWI Bridge Loan, net of discount	29,482	12,967
CEO promissory note	3,793	1,419
Total short-term debt - related parties	38,915	19,909
Total debt	$42,610	$39,240